Financial Assets And Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 139,533,428	€ 32,305,864
Financial assets measured at FVTPL	56,851,733
Financial assets measured at FVTOCI	209,951	239,379
Total	196,595,112	32,545,243
Trade And Other Financial Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	23,756,836	8,984,126
Total	23,756,836	8,984,126
Trade And Other Financial Receivables [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	22,527,376	7,872,189
Total	22,527,376	7,872,189
Trade And Other Financial Receivables [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	6,922	516,834
Total	6,922	516,834
Trade And Other Financial Receivables [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	2,222	119,538
Total	2,222	119,538
Trade And Other Financial Receivables [Member] | Loans Granted To Joint Ventures [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	685,048
Total	685,048
Trade And Other Financial Receivables [Member] | Receivables From Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	535,268	475,565
Total	535,268	475,565
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,299,319	864,772
Total	1,299,319	864,772
Non Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	565,873	474,174
Total	565,873	474,174
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	733,446	390,598
Total	733,446	390,598
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	611,974	118,945
Financial assets measured at FVTPL	56,851,733
Financial assets measured at FVTOCI	209,951	239,379
Total	57,673,658	358,324
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	129,861
Financial assets measured at FVTPL	56,851,733
Financial assets measured at FVTOCI	209,951	239,379
Total	57,191,545	239,379
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	482,113	118,945
Total	482,113	118,945
Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	113,865,299	22,338,021
Total	€ 113,865,299	€ 22,338,021